UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

411 Theodore Fremd Ave., Suite 132

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

411 Theodore Fremd Ave., Suite 132

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

	Schedule of Investments
	May 31, 2012 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 98.70%

Aerospace/Aircrafts/Defense - 3.89%
5,600	Boeing Co.	$ 389,816
10,000	Raytheon Co.	503,200
8,300	United Technologies Corp.	615,113
		1,508,129
Automotive Parts-Retail/Wholesale - 1.58%
9,700	Genuine Parts Co.	611,100

Banks - 5.43%
35,400	Bank of America Corp.	260,190
16,400	Bank of New York Mellon Corp.	333,904
26,700	BB&T Corp.	806,874
22,700	US Bancorp	706,197
		2,107,165
Beverages - 2.46%
9,300	Coca-Cola Co.	694,989
3,800	Pepsico, Inc.	257,830
		952,819
Cable & Other Pay Television Services - 0.68%
9,100	Comcast Corp.	263,081

Chemicals-Diversified - 1.94%
28,500	RPM International, Inc.	751,260

Chemicals-Specialty - 1.95%
7,100	Praxair, Inc.	754,304

Commercial Services - 2.05%
12,600	Ecolab, Inc.	796,446

Computer-Mini/Micro - 0.25%
4,300	Hewlett-Packard Co.	97,524

Containers-Paper/Plastic - 1.32%
16,800	Bemis Co., Inc.	510,048

Cosmetics & Personal Care - 2.79%
24,400	Avon Products, Inc.	403,820
6,900	Colgate-Palmolive Co.	678,270
		1,082,090
Diversified Operations - 4.23%
7,600	3M Co.	641,516
29,200	Corning, Inc.	379,308
32,500	General Electric Co.	620,425
		1,641,249
Electronic Equipment - 1.54%
12,800	Emerson Electric Co.	598,656

Electronic-Semiconductors - 1.95%
29,300	Intel Corp.	757,112

Finance-Investment Management - 1.38%
5,000	Franklin Resources, Inc.	533,950

Finance-Savings & Loans - 0.61%
7,300	Waste Management, Inc.	236,812

Financial Services - 2.53%
6,800	H&R Block, Inc.	103,836
29,300	Paychex, Inc.	878,121
		981,957
Food-Misc. Preparation - 3.98%
12,600	Archer Daniels-Midland Co.	401,688
20,600	ConAgra Foods, Inc.	518,090
29,300	Hormel Foods Corp.	625,119
		1,544,897
Household Appliances - 1.40%
8,200	Stanley Black & Decker, Inc.	543,250

Insurance-Life/Property/Casual - 2.04%
4,500	AFLAC, Inc.	180,360
9,800	Travelers Co., Inc.	612,402
		792,762
Laser-Systems/Components - 2.19%
14,000	Beam, Inc.	847,840

Leisure Products - 2.35%
12,000	Polaris Industries, Inc.	911,640

Machinery-Const./Mining/Farming - 4.13%
23,700	Amcol International Corp.	665,496
4,200	Caterpillar, Inc.	368,004
7,700	Deere & Co.	568,799
		1,602,299
Machinery-Electrical Equipment - 5.25%
11,200	Dover Corp.	633,472
23,700	Johnson Controls, Inc.	714,318
16,300	Tennant Co.	687,860
		2,035,650
Manufacturing - 3.58%
13,200	Illinois Tool Works, Inc.	741,180
15,900	Pentair, Inc.	648,084
		1,389,264
Medical/Dental-Supplies - 1.26%
6,700	Becton Dickinson & Co.	489,971

Medical Instruments/Products - 0.73%
7,700	Medtronic, Inc.	283,668

Medical Drugs - 4.04%
11,700	Abbott Laboratories	722,943
13,500	Johnson & Johnson	842,805
		1,565,748
Metal Ores-Gold/Non Ferrous - 0.37%
22,400	Arch Coal, Inc.	142,016

Oil & Gas- International - 1.50%
7,400	Exxon Mobil Corp.	581,862

Paper & Paper Products - 1.74%
8,500	Kimberly Clark Corp.	674,475

Retail-Variety Stores - 1.65%
7,400	Costco Wholesale Corp.	639,286

Retail/Wholesale-Building Products - 1.68%
13,200	Home Depot, Inc.	651,288

Services-Prepackaged Software - 1.92%
25,500	Microsoft Corp.	744,345

Soap & Cleaning Preparations - 1.27%
7,900	Procter & Gamble Co.	492,091

Telecommunications Services - 3.73%
19,700	AT&T Corp.	673,149
19,700	CentryLink, Inc.	772,634
		1,445,783
Textile-Apparel/Mill Products - 1.56%
4,300	VF Corp.	606,472

Transportation-Equipment/Leasing - 1.30%
11,700	Ryder Systems, Inc.	505,557

Transportation-Railroads - 1.67%
5,800	Union Pacific Corp.	646,120

Utility-Electric - 7.28%
29,500	Duke Energy Corp.	648,410
14,700	Edison International	660,912
36,000	MDU Resources Group, Inc.	808,920
10,800	NextEra Energy, inc.	705,672
		2,823,914
Utility-Gas Distribution - 3.03%
9,900	National Fuel Gas Co.	427,977
15,900	SCANA Corp.	746,505
		1,174,482
Utility-Water - 1.84%
30,900	Aqua America, Inc.	713,790

Wholesale-Medical, Dental & Hospital Equipment/Supplies - 0.63%
8,600	Owens & Minor, Inc.	244,842

TOTAL FOR COMMON STOCK (Cost $31,162,150) - 98.70%		$ 38,277,014

CASH & EQUIVALENTS - 1.01%
392,569	Fidelity Money Market Portfolio Select Class (Cost $238,752) 0.14%**	392,569

	TOTAL INVESTMENTS - 99.72% (Cost $31,554,719)	38,669,583

	OTHER ASSETS LESS LIABILITIES - 0.28%	109,818

	NET ASSETS - 100.00%	$ 38,779,401

** Variable rate security; the coupon rate shown represents the yield at May 31, 2012.

The MP63 Fund, Inc.

Notes to Financial Statements
May 31, 2012 (Unaudited)

1. SECURITY TRANSACTIONS

At May 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,554,719 amounted to $7,114,864 which consisted of aggregate gross unrealized appreciation of $9,325,520 and aggregate gross unrealized depreciation of $2,210,656.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$38,277,014	$0	$0	$38,277,014
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$0	$0	$0	$0
Total	$38,277,014	$0	$0	$38,277,014

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 20, 2012

By /s/David Fish

*David Fish

Treasurer

Date July 20, 2012

* Print the name and title of each signing officer under his or her signature.